Current liabilities - trade and other payables - Summary of current liabilities - trade and other payables (Detail) - AUD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Trade and other payables [abstract]
Trade payables	$ 1,050	$ 1,407
Accrued payables	714	576
Other current liability		84
Total trade and other payables	$ 1,764	$ 2,067